Asset Retirement Obligations - Additional Information (Details) - Asset retirement obligation - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Estimated cash flows, undiscounted amount	$ 721,000	$ 714,800
Estimated inflation rate	1.50%	1.40%
Estimated risk free rate	1.20%	1.80%
Other provisions	$ 760,383	$ 667,974	$ 646,898